Cover Page	9 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	American Integrity Insurance Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-2925846
Entity Address, Address Line One	5426 Bay Center Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33609
City Area Code	813
Local Phone Number	880-7000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002007587
Entity Primary SIC Number	6331
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	5426 Bay Center Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33609
City Area Code	813
Local Phone Number	880-7000
Contact Personnel Name	Robert Ritchie